S-K 1602(a)(3) Forepart, Sponsor Compensation	Jan. 30, 2026 USD ($) shares
Sponsor [Member]
SPAC Offering Forepart, Sponsor Compensation [Line Items]
Price Paid or to be Paid for Securities, Total Amount (in Dollars) | $	$ 25,000
Securities Issued or to be Issued, Shares	7,187,500
Underwriters [Member]
SPAC Offering Forepart, Sponsor Compensation [Line Items]
Securities Issued or to be Issued, Shares	937,500